Other matters	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other matters

37. Other matters

i. Call option — HZL

Pursuant to the Government of India’s policy of disinvestment, the Company in April 2002 acquired 26% equity interest in Hindustan Zinc Limited (HZL) from the Government of India. Under the terms of the Shareholder’s Agreement (‘SHA’), the Company had two call options to purchase all of the Government of India’s shares in HZL at fair market value. The Company exercised the first call option on August 29, 2003 and acquired an additional 18.9% of HZL’s issued share capital. The Company also acquired an additional 20% of the equity capital in HZL through an open offer, increasing its shareholding to 64.9%. The second call option provides the Company the right to acquire the Government of India’s remaining 29.5% share in HZL. This call option was subject to the right of the Government of India to sell 3.5% of HZL shares to HZL employees. The Company exercised the second call option on July 21, 2009. The Government of India disputed the validity of the call option and refused to act upon the second call option. Consequently, the Company invoked arbitration which is in the early stages. The next date of hearing is to be notified. The Government of India without prejudice to the position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route. Meanwhile, the Supreme Court has, in January 2016, directed status quo pertaining to disinvestment of Government of India’s residual shareholding in a public interest petition filed which is currently pending and sub-judice.

ii. Call option — BALCO

Pursuant to the Government of India’s policy of divestment, the Company in March 2001 acquired 51% equity interest in BALCO from the Government of India. Under the terms of the SHA, the Company had a call option to purchase the Government of India’s remaining ownership interest in BALCO at any point from March 2, 2004. The Company exercised this option on March 19, 2004. However, the Government of India contested the valuation and validity of the option and contended that the clauses of the SHA violate the erstwhile Companies Act, 1956 by restricting the rights of the Government of India to transfer its shares and that as a result such provisions of the SHA were null and void. In the arbitration filed by the Company, the arbitral tribunal by a majority award rejected the claims of the Company on the ground that the clauses relating to the call option, the right of first refusal, the “tag along” rights and the restriction on the transfer of shares violate the erstwhile Companies Act, 1956 and are not enforceable.

The Company has challenged the validity of the majority award before the Hon’ble High Court at Delhi and sought for setting aside the arbitration award to the extent that it holds these clauses ineffective and inoperative. The Government of India also filed an application before the High Court to partially set aside the arbitral award in respect of certain matters involving valuation. The matter is currently scheduled for hearing by the Delhi High Court on August 02, 2019. Meanwhile, the Government of India without prejudice to its position on the Put / Call option issue has received approval from the Cabinet for divestment and the Government is looking to divest through the auction route.

On January 9, 2012, the Company offered to acquire the Government of India’s interests in HZL and BALCO for ₹ 154,920 million ($ 2,240 million) and ₹ 17,820 million ($ 258 million) respectively. This offer was separate from the contested exercise of the call options, and Company proposed to withdraw the ongoing litigations in relation to the contested exercise of the options should the offer be accepted. To date, the offer has not been accepted by the Government of India and therefore, there is no certainty that the acquisition will proceed.

In view of the lack of resolution on the options, the non-response to the exercise and valuation request from the Government of India, the resultant uncertainty surrounding the potential transaction and the valuation of the consideration payable, the Company considers the strike price of the options to be at the fair value, which is effectively nil, and hence the call options have not been recognised in the financial statements.

(b) During the year ended March 31, 2018 and March 31, 2019, the Group has recognised the reversal of provisions of ₹ 2,913 million and ₹ Nil ($ Nil) respectively relating to contribution to the District Mineral Foundation. Effective January 12, 2015, The Mines and Minerals Development and Regulation Act, 1957 prescribed the establishment of the District Mineral Foundation (DMF) in any district affected by mining related operations. The provisions required contribution of an amount equivalent to a percentage of royalty not exceeding one-third thereof, as may be prescribed by the Central Government of India. The rates were prescribed on September 17, 2015 for minerals other than coal, lignite and sand and on October 20, 2015 for coal, lignite and sand as amended on August 31, 2016. The Supreme Court order dated October 13, 2017 has determined the prospective applicability of the contributions from the date of the notification fixing such rate of contribution and hence DMF would be effective:

i) For minerals other than coal, lignite and sand from the date when the rates were prescribed by the Central Government; and;

ii) For coal, lignite and sand, DMF would be effective from the date when the rates were prescribed by the Central Government of India or from the date on which the DMF was established by the State Government by a notification, whichever is later.

Pursuant to the aforesaid order, the Group had recognised a reversal of DMF provision for the period for which DMF levy is no longer leviable.

(c) The Scheme of Amalgamation and Arrangement amongst Sterlite Energy Limited (‘SEL’), Sterlite Industries (India) Limited (‘Sterlite’), Vedanta Aluminium Limited (‘VAL’), Ekaterina Limited (‘Ekaterina’), Madras Aluminium Company Limited (‘Malco’) and the Company (the “Scheme”) had been sanctioned by the Honourable High Court of Madras and the Honourable High Court of Judicature of Bombay at Goa and was given effect to in the year ended March 31, 2014.

Subsequently the above orders of the honourable High Court of Bombay and Madras have been challenged by Commissioner of Income Tax, Goa and Ministry of Corporate Affairs through a Special Leave Petition before the honourable Supreme Court and also by a creditor and a shareholder of the Company. The said petitions are currently pending for hearing.

(d) Electrosteel Steels Limited had filed application for renewal of Consent to Operate (‘CTO’) on August 24, 2017 for the period of five years which was denied by Jharkhand State Pollution Control Board (‘JSPCB’) on August 23, 2018. Hon’ble High Court of Jharkhand has extended a stay on the order of denial of CTO by JSPCB and continued their interim order to allow the operations till next hearing. Hon’ble High Court has also extended stay against order of Ministry of Environment, Forests and Climate Change (MOEF) dated September 20, 2018 in respect of environment clearance. Presently the stay has been extended till July 25, 2019.

(e) Pursuant to Management Committee recommendation and minutes of Empowered Committee of Secretaries (ECS) filed by GoI, Vedanta Limited had considered cost recovery of ₹ 16,176 million ($ 251 million) in FY 2017-18, being the cost incurred over the initially approved FDP of Pipeline Project. Vedanta Limited’s claim for the resultant profit petroleum of ₹ 2976 million ($ 43 million) (Refer Note 17), which had been previously paid, has been disputed by the GoI. The Group believes that it has a good case on merits to recover the amount and has therefore treated it as a non-current recoverable amount.

(f) Acquisition of new hydrocarbon blocks OALP I: In August 2018, Vedanta Limited was awarded 41 hydrocarbon blocks out of 55 blocks auctioned under the open acreage licensing policy (OALP) by Government of India (GOI). The blocks awarded to Vedanta Limited comprise of 33 onshore and 8 offshore blocks. Vedanta Limited will share a specified proportion of the net revenue from each block with GOI and has entered into 41 separate revenue sharing contracts (RSC) on October 1, 2018.

The bid cost of ₹ 38,110 million ($ 551 million) represents Vedanta Limited’s total committed capital expenditure on the blocks for the committed work programs during the exploration phase. Vedanta Limited has provided bank guarantees for minimum work programme commitments amounting to ₹ 21,370 ($ 309 million) for the 41 exploration blocks. These have been disclosed in Note 33.